Other Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,911	$ 7,868	$ 2,845
Less: accumulated depreciation and amortization	(3,617)	(2,150)	(1,186)
Property and equipment, net	12,294	5,718	1,659
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,957	2,002	1,193
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,170	1,174	122
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,842	1,842	1,530
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,942	$ 2,850	$ 0